Restricted cash	12 Months Ended
Dec. 31, 2023
Restricted cash
Restricted cash

7.   Restricted cash

On December 31, 2024, the amounts of R$10,891 invested in Bank Deposit Certificates refer to the contractual guarantee of loans from Votorantim S.A. and Banco BTG Pactual S.A., respectively. The minimum guarantee percentage is 33% of the outstanding balance for Votorantim S.A. and 30% for Banco BTG Pactual S.A.